UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07704

Schwab Capital Trust – Schwab Fundamental Global Real Estate Index Fund

(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105

(Address of principal executive offices) (Zip code)

Marie Chandoha

Schwab Capital Trust

211 Main Street, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 636-7000

Date of fiscal year end: February 28

Date of reporting period: May 31, 2015

Item 1.	Schedule of Investments.

Schwab Capital Trust
Schwab Fundamental Global Real Estate Index Fund
Portfolio Holdings  as of May 31, 2015 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
Holdings by Category		Cost ($)	Value ($)
98.8%	Common Stock	102,065,987	105,360,331
0.3%	Other Investment Companies	309,256	304,455
0.3%	Short-Term Investments	358,636	358,636
99.4%	Total Investments	102,733,879	106,023,422
0.6%	Other Assets and Liabilities, Net		619,890
100.0%	Net Assets		106,643,312

Security	Number of Shares	Value ($)
Common Stock 98.8% of net assets
Australia 8.1%
Real Estate 8.1%
Charter Hall Retail REIT	39,429	134,618
Cromwell Property Group	147,686	122,224
Dexus Property Group	109,751	669,674
Goodman Group	126,745	630,602
Investa Office Fund	64,935	196,329
Lend Lease Group	101,550	1,285,984
Mirvac Group	528,847	809,837
Stockland	466,902	1,542,042
The GPT Group	158,969	559,281
Westfield Corp.	357,786	2,634,008
		8,584,599
Austria 0.3%
Real Estate 0.3%
IMMOFINANZ AG *	99,794	265,953
Belgium 0.3%
Real Estate 0.3%
Befimmo S.A.	1,968	129,283
Cofinimmo S.A.	2,206	232,107
		361,390
Brazil 1.0%
Consumer Durables & Apparel 0.6%
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	73,800	251,767
Even Construtora e Incorporadora S.A.	113,616	134,429
Security	Number of Shares	Value ($)
Gafisa S.A. *	170,550	127,392
PDG Realty S.A. Empreendimentos e Participacoes *	1,210,661	140,585
		654,173
Real Estate 0.4%
BR Malls Participacoes S.A.	39,242	187,201
BR Properties S.A.	31,843	105,434
Multiplan Empreendimentos Imobiliarios S.A.	9,463	147,990
		440,625
		1,094,798
Canada 1.7%
Real Estate 1.7%
Boardwalk Real Estate Investment Trust	2,980	139,726
Calloway Real Estate Investment Trust	7,889	183,396
Canadian Real Estate Investment Trust	3,797	131,625
Cominar Real Estate Investment Trust	8,893	129,362
Dream Office Real Estate Investment Trust	5,697	118,970
First Capital Realty, Inc.	11,634	175,876
FirstService Corp.	2,489	162,497
Granite Real Estate Investment Trust	6,105	198,133
H&R Real Estate Investment Trust	12,871	234,009
RioCan Real Estate Investment Trust	17,466	389,038
		1,862,632
China 7.6%
Real Estate 7.6%
Agile Property Holdings Ltd.	688,000	527,619
China Overseas Land & Investment Ltd.	388,000	1,399,799
China Resources Land Ltd.	178,000	573,760
China Vanke Co., Ltd., Class H *	159,200	418,177
Country Garden Holdings Co., Ltd.	844,000	387,269
Evergrande Real Estate Group Ltd.	918,000	596,693
Franshion Properties China Ltd.	548,000	213,139
Greentown China Holdings Ltd.	166,500	237,818
Guangzhou R&F Properties Co., Ltd., Class H	358,400	418,858
Kerry Properties Ltd.	129,000	537,954
KWG Property Holding Ltd.	218,500	207,615
Longfor Properties Co., Ltd.	140,500	231,118

Schwab Fundamental Global Real Estate Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Poly Property Group Co., Ltd.	451,000	247,463
Shenzhen Investment Ltd.	424,000	229,241
Shimao Property Holdings Ltd.	179,500	383,153
Shui On Land Ltd.	676,500	213,409
Sino-Ocean Land Holdings Ltd.	560,000	398,306
SOHO China Ltd.	462,000	314,575
Sunac China Holdings Ltd.	244,000	286,290
Yuexiu Property Co., Ltd.	976,000	226,156
		8,048,412
France 4.9%
Real Estate 4.9%
Fonciere Des Regions	5,881	517,713
Gecina S.A.	3,738	491,031
ICADE	5,902	459,675
Klepierre	23,299	1,033,714
Mercialys S.A.	8,665	206,229
Nexity S.A.	12,087	486,866
Unibail-Rodamco SE	8,048	2,066,023
		5,261,251
Germany 0.4%
Real Estate 0.4%
Deutsche Euroshop AG	3,937	190,490
GAGFAH S.A.	11,635	223,883
		414,373
Hong Kong 9.6%
Real Estate 9.6%
Cheung Kong Property Holdings Ltd. *(a)	88,500	537,598
CK Hutchison Holdings Ltd.	88,500	1,379,900
Great Eagle Holdings Ltd.	46,000	173,555
Hang Lung Group Ltd.	85,000	429,488
Hang Lung Properties Ltd.	165,000	520,801
Henderson Land Development Co., Ltd.	54,000	434,987
Hongkong Land Holdings Ltd.	92,300	794,703
Hysan Development Co., Ltd.	35,000	159,541
New World Development Co., Ltd.	664,000	884,297
Sino Land Co., Ltd.	316,000	539,038
Sun Hung Kai Properties Ltd.	98,000	1,657,301
Swire Properties Ltd.	79,800	270,816
The Link REIT	127,000	736,167
The Wharf Holdings Ltd.	143,000	983,835
Wheelock & Co., Ltd.	129,000	693,844
		10,195,871
Italy 0.1%
Real Estate 0.1%
Beni Stabili S.p.A	183,339	136,878
Security	Number of Shares	Value ($)
Japan 12.6%
Real Estate 12.6%
Advance Residence Investment Corp.	110	265,002
Aeon Mall Co., Ltd.	16,100	294,860
Daito Trust Construction Co., Ltd.	15,900	1,764,431
Frontier Real Estate Investment Corp.	32	151,425
Japan Excellent, Inc.	141	177,833
Japan Prime Realty Investment Corp.	71	232,947
Japan Real Estate Investment Corp.	99	454,334
Japan Retail Fund Investment Corp.	228	456,686
Kenedix Office Investment Corp.	37	192,812
Leopalace21 Corp. *	59,800	344,204
MID REIT, Inc.	51	151,651
Mitsubishi Estate Co., Ltd.	94,000	2,097,257
Mitsui Fudosan Co., Ltd.	83,000	2,412,245
Mori Trust Sogo REIT, Inc.	78	145,481
Nippon Accommodations Fund, Inc.	37	141,359
Nippon Building Fund, Inc.	124	578,623
Nomura Real Estate Holdings, Inc.	31,100	636,840
Nomura Real Estate Office Fund, Inc.	61	278,797
NTT Urban Development Corp.	16,900	174,614
Orix JREIT, Inc.	177	251,274
Relo Holdings, Inc.	2,000	160,179
Sumitomo Realty & Development Co., Ltd.	35,000	1,342,676
Tokyo Tatemono Co., Ltd.	41,000	316,568
Top REIT, Inc.	30	125,866
United Urban Investment Corp.	175	261,000
		13,408,964
Netherlands 0.6%
Real Estate 0.6%
Eurocommercial Properties N.V. CVA	4,659	208,387
Vastned Retail N.V.	3,828	176,692
Wereldhave N.V.	3,806	230,105
		615,184
Singapore 2.0%
Real Estate 2.0%
Ascendas Real Estate Investment Trust	174,800	310,861
CapitaCommercial Trust	151,000	180,676
CapitaLand Ltd.	248,500	642,426
CapitaMall Trust	205,600	330,314
Global Logistic Properties Ltd.	100,200	205,040
Suntec Real Estate Investment Trust	154,000	205,434
UOL Group Ltd.	56,000	304,899
		2,179,650

Schwab Fundamental Global Real Estate Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
South Africa 1.1%
Real Estate 1.1%
Capital Property Fund	140,656	160,985
Emira Property Fund	91,067	128,974
Growthpoint Properties Ltd.	240,595	511,098
Redefine Properties Ltd.	292,885	258,052
SA Corporate Real Estate Fund Nominees Pty Ltd.	415,068	158,580
		1,217,689
Sweden 0.8%
Diversified Financials 0.3%
LE Lundbergfortagen AB, B Shares	5,537	252,958
Real Estate 0.5%
Castellum AB	16,281	233,638
Fabege AB	13,698	190,962
Kungsleden AB	21,983	141,847
		566,447
		819,405
Switzerland 0.4%
Real Estate 0.4%
Allreal Holding AG - Reg'd *	1,282	179,099
Swiss Prime Site AG - Reg'd *	2,702	216,234
		395,333
Taiwan 0.9%
Real Estate 0.9%
Chong Hong Construction Co., Ltd.	52,000	113,931
Farglory Land Development Co., Ltd.	122,000	138,124
Highwealth Construction Corp.	164,000	409,841
Huaku Development Co., Ltd.	71,000	163,746
Ruentex Development Co., Ltd.	75,000	120,198
		945,840
United Arab Emirates 0.4%
Real Estate 0.4%
Emaar Properties PJSC	213,005	448,223
United Kingdom 4.2%
Real Estate 4.2%
Derwent London plc	4,074	221,776
Hammerson plc	64,739	661,658
Intu Properties plc	87,619	448,212
Land Securities Group plc	71,120	1,429,378
Savills plc	19,628	291,425
Segro plc	90,819	591,599
Shaftesbury plc	12,257	164,094
The British Land Co., plc	54,685	720,987
		4,529,129
Security	Number of Shares	Value ($)
United States 41.8%
Real Estate 41.8%
Alexandria Real Estate Equities, Inc.	4,839	448,720
American Campus Communities, Inc.	6,769	264,059
American Tower Corp.	16,514	1,532,334
Apartment Investment & Management Co., Class A	20,330	771,117
Ashford Hospitality Trust, Inc.	13,594	116,908
AvalonBay Communities, Inc.	5,881	979,186
BioMed Realty Trust, Inc.	16,647	339,432
Boston Properties, Inc.	8,953	1,164,159
Brandywine Realty Trust	22,635	318,701
Camden Property Trust	6,865	514,738
CBL & Associates Properties, Inc.	22,240	392,536
CBRE Group, Inc., Class A *	15,631	597,729
Columbia Property Trust, Inc.	19,015	494,390
Corporate Office Properties Trust	12,177	312,584
Corrections Corp. of America	19,093	671,310
Cousins Properties, Inc.	10,950	105,667
Crown Castle International Corp.	11,278	919,721
DCT Industrial Trust, Inc.	6,725	219,975
DDR Corp.	19,925	337,131
DiamondRock Hospitality Co.	18,229	240,076
Digital Realty Trust, Inc.	10,762	710,722
Douglas Emmett, Inc.	10,908	320,477
Duke Realty Corp.	31,755	621,128
EastGroup Properties, Inc.	2,921	162,495
EPR Properties	5,280	304,498
Equity Commonwealth *	19,342	498,056
Equity LifeStyle Properties, Inc.	4,349	238,282
Equity One, Inc.	5,528	136,984
Equity Residential	23,097	1,716,569
Essex Property Trust, Inc.	2,077	462,382
Extra Space Storage, Inc.	3,814	267,094
Federal Realty Investment Trust	4,106	552,134
Franklin Street Properties Corp.	10,448	121,301
General Growth Properties, Inc.	35,829	1,015,036
Government Properties Income Trust	6,471	126,314
HCP, Inc.	35,550	1,376,496
Health Care REIT, Inc.	14,026	985,467
Healthcare Realty Trust, Inc.	9,789	233,174
Healthcare Trust of America, Inc., Class A	5,881	145,790
Hersha Hospitality Trust	21,141	134,457
Highwoods Properties, Inc.	8,789	368,698
Home Properties, Inc.	5,608	416,787
Hospitality Properties Trust	26,612	803,416
Host Hotels & Resorts, Inc.	59,080	1,176,874
Inland Real Estate Corp.	12,301	124,732
Investors Real Estate Trust	15,931	115,340
Jones Lang LaSalle, Inc.	4,460	772,606
Kilroy Realty Corp.	4,134	285,535
Kimco Realty Corp.	33,723	808,003
LaSalle Hotel Properties	6,874	250,626
Lexington Realty Trust	25,347	232,685
Liberty Property Trust	18,040	630,318

Schwab Fundamental Global Real Estate Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Mack-Cali Realty Corp.	28,031	473,724
Medical Properties Trust, Inc.	10,900	147,804
Mid-America Apartment Communities, Inc.	4,137	316,025
National Retail Properties, Inc.	6,958	260,995
Omega Healthcare Investors, Inc.	7,126	256,750
Pennsylvania Real Estate Investment Trust	8,647	193,001
Piedmont Office Realty Trust, Inc., Class A	31,464	540,866
Post Properties, Inc.	3,521	200,028
Prologis, Inc.	24,574	972,885
PS Business Parks, Inc.	1,800	131,580
Public Storage	8,538	1,652,444
Realty Income Corp.	8,119	369,983
Regency Centers Corp.	7,594	479,485
Retail Properties of America, Inc., Class A	25,185	377,775
RLJ Lodging Trust	8,799	265,994
Ryman Hospitality Properties, Inc.	3,091	170,345
Sabra Health Care REIT, Inc.	7,130	188,945
Senior Housing Properties Trust	18,877	377,729
Simon Property Group, Inc.	16,945	3,073,823
SL Green Realty Corp.	4,069	482,827
Sovran Self Storage, Inc.	1,993	181,781
Sun Communities, Inc.	2,704	170,649
Sunstone Hotel Investors, Inc.	11,300	172,438
Tanger Factory Outlet Centers, Inc.	6,274	210,995
Taubman Centers, Inc.	4,333	320,772
The Geo Group, Inc.	7,349	278,748
The Macerich Co.	9,596	787,928
UDR, Inc.	19,267	627,333
Ventas, Inc.	21,088	1,402,774
Vornado Realty Trust	16,658	1,663,968
Washington Real Estate Investment Trust	10,339	258,992
Weingarten Realty Investors	13,477	454,579
WP Carey, Inc.	4,017	255,843
		44,574,757
Total Common Stock
(Cost $102,065,987)		105,360,331

Other Investment Companies 0.3% of net assets
Equity Funds 0.3%
United States 0.3%
SPDR Dow Jones Global Real Estate ETF	2,500	119,775
WisdomTree India Earnings Fund	8,349	184,680
Total Other Investment Companies
(Cost $309,256)		304,455
Security Rate, Maturity Date	Face Amount Local Currency	Value ($)
Short-Term Investments 0.3% of net assets
Time Deposits 0.3%
Barclays Capital, Inc.
U.S. Dollar
0.03%, 06/01/15	294,527	294,527
Brown Brothers Harriman
Canadian Dollar
0.10%, 06/01/15	6,597	5,305
Euro
(0.21%), 06/01/15	16,785	18,435
Great British Pound
0.08%, 06/01/15	6,279	9,597
Singapore Dollar
0.10%, 06/02/15	17,031	12,633
Swiss Franc
(1.00%), 06/01/15	17,048	18,139
Total Short-Term Investments
(Cost $358,636)		358,636

End of Investments.

At 05/31/15, the tax basis cost of the fund's investments was $102,917,660 and the unrealized appreciation and depreciation were $6,014,630 and ($2,908,868), respectively, with a net unrealized appreciation of $3,105,762.
As of 05/31/15, the values of certain foreign securities held by the fund aggregating $54,359,628 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the Board of Trustees.
*	Non-income producing security.
(a)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.

CVA –	Dutch Certificate
ETF –	Exchange Traded Fund
Reg'd –	Registered
REIT –	Real Estate Investment Trust
SPDR –	Standard & Poor's Depositary Receipts
In addition to the above, the fund held the following at 05/31/15:
	Number of Contracts	Contract Value ($)	Unrealized Depreciation ($)
Futures Contracts
S&P 500 Index, e-mini, Long, expires 06/19/15	5	526,500	(622)

Schwab Fundamental Global Real Estate Index Fund
Portfolio Holdings (Unaudited) continued
Under procedures approved by the fund's Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:
•   Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, the fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
•   Foreign equity security fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the fund valuing its holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of the fund’s portfolio holdings and the Net Asset Value (“NAV”) of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of the fund and that of its comparative index or benchmark. The Board regularly reviews fair value determinations made by the fund pursuant to these procedures.
•  Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
•   Short-term securities (60 days or less to maturity): A short-term security may be valued at its amortized cost when it approximates the security's market value.
•   Underlying funds: Mutual funds are valued at their respective net asset values (“NAVs”). Exchange trade funds (“ETFs”) traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

Schwab Fundamental Global Real Estate Index Fund
Portfolio Holdings (Unaudited) continued
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.
•  Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

Schwab Fundamental Global Real Estate Index Fund
Portfolio Holdings (Unaudited) continued
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of May 31, 2015:
Assets Valuation Input
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$—	$35,814,498	$—	$35,814,498
Brazil [1]	1,094,798	—	—	1,094,798
Canada [1]	1,862,632	—	—	1,862,632
France
Real Estate	693,095	4,568,156	—	5,261,251
Germany
Real Estate	223,883	190,490	—	414,373
Hong Kong
Real Estate	794,703	8,863,570	537,598	10,195,871
South Africa
Real Estate	448,539	769,150	—	1,217,689
Switzerland
Real Estate	179,099	216,234	—	395,333
United Kingdom
Real Estate	591,599	3,937,530	—	4,529,129
United States[1]	44,574,757	—	—	44,574,757
Other Investment Companies[1]	304,455	—	—	304,455
Short-Term Investments[1]	—	358,636	—	358,636
Total	$50,767,560	$54,718,264	$537,598	$106,023,422
Liabilities Valuation Input

Other Financial Instruments
Futures Contracts[2]	($622)	$—	$—	($622)
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of portfolio holdings and are valued at unrealized appreciation or depreciation.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
Investments in Securities	Balance as of February 28, 2015	Realized Gains (Losses)	Change in Unrealized Appreciation (Depreciation)	Gross Purchases	Gross Sales	Gross Transfers in	Gross Transfers out	Balance as of May 31, 2015
Common Stock
Hong Kong	$—	$—	$100,784	$436,814	$—	$—	$—	$537,598
Total	$—	$—	$100,784	$436,814	$—	$—	$—	$537,598
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were transfers in the amount of $591,460 from Level 1 to Level 2 and $2,005,729 from Level 2 to Level 1, respectively, for the period ended May 31, 2015. The transfers between Level 1 and Level 2 were primarily due to the use of international fair valuation by the fund. There were no transfers in or out of Level 3 during the period.
REG84516MAY15

Item 2.	Controls and Procedures.

(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During Registrant’s last fiscal quarter, there have been no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Capital Trust

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date:	July 16, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date:	July 16, 2015

By:	/s/ George Pereira
George Pereira
Principal Financial Officer

Date:	July 16, 2015